Non-trading securities	12 Months Ended
Mar. 31, 2013
Non-trading securities

7. Non-trading securities:

Non-trading securities held by Nomura’s insurance subsidiary are carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets, and unrealized changes in fair value are reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Realized gains and losses on non-trading securities are recognized within Revenue—Other in the consolidated statements of income.

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2012 and 2013.

	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equity securities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

	Millions of yen
	March 31, 2013
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥177,374	¥5,294	¥126	¥182,542
Other debt securities	54,032	726	86	54,672
Equity securities	39,997	12,923	109	52,811

Total	¥271,403	¥18,943	¥321	¥290,025

For the year ended March 31, 2012, non-trading securities of ¥317,806 million were disposed of resulting in ¥6,331 million of realized gains and ¥1,282 million of realized losses. Total proceeds received from these disposals were ¥322,855 million. For the year ended March 31, 2013, non-trading securities of ¥525,965 million were disposed of resulting in ¥12,050 million of realized gains and ¥1,134 million of realized losses. Total proceeds received from these disposals were ¥536,881 million. Related gains and losses were computed using the average method.

The following table presents an analysis of the fair value of non-trading debt securities by residual contractual maturity as of March 31, 2013. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	March 31, 2013
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥237,214	¥36,906	¥84,878	¥98,199	¥17,231

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012 and 2013.

	Millions of yen
	March 31, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥14,954	¥164	¥—	¥—	¥14,954	¥164
Other debt securities	5,920	182	—	—	5,920	182
Equity securities	21,049	2,069	—	—	21,049	2,069

Total	¥41,923	¥2,415	¥—	¥—	¥41,923	¥2,415

	Millions of yen
	March 31, 2013
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥56,400	¥80	¥2,903	¥46	¥59,303	¥126
Other debt securities	10,404	86	—	—	10,404	86
Equity securities	1,517	109	—	—	1,517	109

Total	¥68,321	¥275	¥2,903	¥46	¥71,224	¥321

As of March 31, 2012, the total number of non-trading securities in unrealized loss positions was approximately 70. As of March 31, 2013, the total number of non-trading securities in unrealized loss positions was approximately 80.

For the years ended March 31, 2012 and 2013, other-than-temporary impairment losses recognized for non-trading equity securities and reported within Revenue—Other were ¥1,078 million and ¥4,900 million, respectively. For the year ended March 31, 2013 the credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities were not significant. For the year ended March 31, 2013, the non-credit loss component of other-than-temporary impairment losses recognized for certain non-trading debt securities and reported within Other comprehensive income (loss) were ¥7 million. For the year ended March 31, 2013, other gross unrealized losses of non-trading securities were considered temporary.